Consolidated Statements of Changes in Equity $ in Thousands	USD ($)	Capital stock USD ($)	Capital stock Common shares shares	Contributed surplus USD ($)	Retained earnings USD ($)	Accumulated other comprehensive income (loss) USD ($)	Shareholders’ equity USD ($)	Non-controlling interests USD ($)
Balance, beginning of period (in shares) at Dec. 31, 2023 | shares			67,387,492
Balance, beginning of period at Dec. 31, 2023	$ 2,173,017	$ 391,924		$ 1,838	$ 1,514,264	$ 22,901	$ 1,930,927	$ 242,090
Net income	250,245				163,986		163,986	86,259
Other comprehensive income (loss)	(27,856)				1,003	(28,859)	(27,856)
Compensation expense recorded for stock options	162			162			162
Issue of shares on exercise of stock options (in shares) | shares			7,720
Issue of shares on exercise of stock options	227	227					227
Reclassification of grant date fair value on exercise of stock options	0	50		(50)
Dividend payments to Methanex Corporation shareholders	(49,867)				(49,867)		(49,867)
Distributions made and accrued to non-controlling interests	(40,642)							(40,642)
Realized hedge losses gains recognized in cash flow hedges	75,980					75,980	75,980
Balance, end of period (in shares) at Dec. 31, 2024 | shares			67,395,212
Balance, end of period at Dec. 31, 2024	2,381,266	392,201		1,950	1,629,386	70,022	2,093,559	287,707
Net income	144,794				79,876		79,876	64,918
Other comprehensive income (loss)	(9,106)				(2,434)	(6,672)	(9,106)
Compensation expense recorded for stock options	156			156			156
Issue of shares on acquisition (in shares) | shares			9,944,308
Issue of shares on acquisition	339,493	339,493					339,493
Dividend payments to Methanex Corporation shareholders	(53,552)				(53,552)		(53,552)
Distributions made and accrued to non-controlling interests	(69,174)							(69,174)
Realized hedge losses gains recognized in cash flow hedges	(7,218)					(7,218)	(7,218)
Balance, end of period (in shares) at Dec. 31, 2025 | shares			77,339,520
Balance, end of period at Dec. 31, 2025	$ 2,726,659	$ 731,694		$ 2,106	$ 1,653,276	$ 56,132	$ 2,443,208	$ 283,451